Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	Year Ended December 31, 2021	Seven Months Ended December 31, 2020
Current:
Federal	$–	$–
State	2,400	1,600
Total current	2,400	1,600

Deferred:
Federal	–	–
State	–	–
Total deferred	–	–

Total provision	$2,400	$1,600

Schedule of effective income tax rate

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.00%	21.00%
State income tax rate, net of Federal effect	(0.05)%	(0.15)%
Fair market value of derivative liability	(0.12)%	(2.08)%
Other	(0.89)%	(0.58)%
Change in valuation allowance	(20.00)%	(18.38)%
Effective income tax rate	(0.06)%	(0.19)%

Schedule of deferred tax assets and liabilities

	December 31, 2021	December 31, 2020
Deferred tax assets (liabilities):
State taxes	$504	$336
Accrued expenses	554,125	115,424
Investment in affiliated company	(22,620)	(22,620)
Basis difference in property and equipment	7	7
Share-based compensation expense	384,903	13,639
Impairment of note receivable	231,180	231,180
382 limited net operating loss carryforwards	597,262	596,600
Net operating loss carryforwards	372,512	96,973
Valuation allowance	(2,117,873)	(1,031,539)
Net deferred tax asset	$–	$–